FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deposits from financial obligations [abstract]
The amount of issued bonds due over 12 months	$ 21,664,811	$ 24,405,886